Related Party Balances and Transactions - Schedule of Convertible Notes to a Related Party (Details) - Jurchen Investment Corporation [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible notes to a related party – Current
Convertible notes to a related party - Current	$ 3,238,500
Convertible notes to a related party – Non-current
Convertible notes to a related party - Non-current		$ 3,058,500